Value of Business Acquired and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Value of Business Acquired and Other Intangible Assets
(9)	Value of Business Acquired and Other Intangible Assets

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2014	2013	2012
Balance, beginning of year	$—	—	—
Interest	314	439	573
Amortization	(3,479)	(4,327)	(5,218)
Change in shadow VOBA	3,165	3,888	4,645

Balance, end of year	$—	—	—

The net amortization of the VOBA in each of the next five years is expected to be as follows:

2015	$2,267
2016	1,727
2017	837
2018	807
2019	1,576

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2014	2013	2012
Balance, beginning of year	$2,120	3,271	3,435
Amortization	(70)	(1,151)	(164)

Balance, end of year	$2,050	2,120	3,271

The remaining intangible assets have an indefinite life as of December 31, 2014. During 2014, there were no events or changes in circumstances that warranted recoverability testing for intangible assets. In 2013, the Company determined it is not likely to recover any value from a subsidiary trade name. Intangible amortization of $1,050 was recognized to fully impair this asset. During 2012, there were no events or changes in circumstances that warranted recoverability testing for intangible assets.

Accumulated amortization of VOBA and other intangible assets are $252,759 and $249,210 as of December 31, 2014, and 2013, respectively.